Nature of Business and Organization - Schedule of Subsidiary of the Company (Details) - Subsidiaries of Company [Member]	12 Months Ended
Dec. 31, 2024
Springview (BVI) Ltd (Springview (BVI) [Member]
Schedule of Subsidiary of the Company [Line Items]
Date of incorporation	Oct. 11, 2023
Place of incorporation	British Virgin Islands
Ownership	100.00%
Principal activities	Investment holding
Springview Enterprises Pte. Ltd. (Springview (S) [Member]
Schedule of Subsidiary of the Company [Line Items]
Date of incorporation	Jun. 03, 2002
Place of incorporation	Singapore
Ownership	100.00%
Principal activities	General contractors (Building construction including major upgrading works)